As filed with the U.S. Securities and Exchange Commission on June 16, 2016

1933 Act File No. 333-82865
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. ___ [  ]                                                                                    Post-Effective Amendment No. ___ [  ]

JACOB FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices, Zip Code)

(424) 237-2164
(Registrant’s Telephone Number)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Institutional Class shares of common stock, with a par value of $0.001, of Jacob Small Cap Growth Fund series of Jacob Funds Inc.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of common stock have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 26, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

JACOB FUNDS INC.
On behalf of
JACOB WISDOM FUND

653 Manhattan Beach Blvd. #J,
Manhattan Beach, CA 90266

July 20, 2016

Dear Shareholders:

The attached proxy materials relate to the proposed reorganization of Jacob Wisdom Fund, a series of Jacob Funds Inc. (the “Target Fund”).  A shareholder meeting has been scheduled for August 26, 2016 so that shareholders can vote on a proposal to reorganize the Target Fund into Jacob Small Cap Growth Fund, also a series of Jacob Funds Inc. (the “Acquiring Fund”).  If you were a shareholder of record in the Target Fund as of the close of business on June 20, 2016, you have the opportunity to vote at the shareholder meeting.

The proposed reorganization was prompted by the decline in assets of the Target Fund.  The Board of Directors explored various options for the Target Fund, including the possible liquidation of the Target Fund.  After careful consideration, the Board of Directors determined that it would benefit Target Fund shareholders to reorganize the Target Fund into the Acquiring Fund.

The Board of Directors recommends that you vote for the proposed reorganization of the Target Fund.  Should the reorganization of the Target Fund be approved by its shareholders and other conditions to the reorganization be satisfied, your current shares of the Target Fund will be exchanged for shares of the Acquiring Fund.  More information on the specific details of the Acquiring Fund and reasons for the proposed reorganization is contained in the enclosed combined Prospectus/Proxy Statement.

Please read the enclosed materials carefully and vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares.  You can cast your vote on the internet, by telephone, or by completing and returning the proxy card enclosed in this package.  If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, AST Fund Solutions reminding you to vote.  If you have any questions before you vote, please call 1-877-386-3424.  Thank you for your participation in this important initiative.

Sincerely,

Francis J. Alexander, Vice President, Treasurer and Secretary
[July 20], 2016

JACOB FUNDS INC.
On behalf of
JACOB WISDOM FUND

653 Manhattan Beach Blvd. #J,
Manhattan Beach, CA 90266

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
JACOB WISDOM FUND
TO BE HELD ON AUGUST 26, 2016

A special meeting (the “Meeting”) of the shareholders of Jacob Wisdom Fund (the “Target Fund”), a series of Jacob Funds Inc. (the “Corporation”) will be held on August 26, 2016, at 10:00 a.m. at the offices of Stradley Ronon Stevens & Young, LLP, 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 to vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

PROPOSAL: (1) To approve a Plan of Reorganization and Termination providing for: (i) transfer of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of the Institutional Class of common stock of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities, and (ii) distribution of the shares of the Institutional Class of the Acquiring Fund pro rata to shareholders of the Target Fund in connection with the liquidation of the Target Fund.

It is not anticipated that any matter other than the approval of these proposals will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Prospectus/Proxy Statement.  Shareholders of record of the Target Fund at the close of business on June 20, 2016, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting.  Shareholders are requested and encouraged to vote by proxy via the internet, telephone, or by mail.  If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.  If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions.  Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposals.

The enclosed proxy is being solicited on behalf of the Board of Directors of the Corporation.  The Board of Directors unanimously recommends that the shareholders of the Target Fund vote FOR the proposal.

By order of the Board of Directors,

Francis J. Alexander, Vice President, Treasurer and Secretary
[July 20], 2016

JACOB FUNDS INC.
On behalf of
JACOB WISDOM FUND and
JACOB SMALL CAP GROWTH FUND

653 Manhattan Beach Blvd. #J,
Manhattan Beach, CA 90266
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

COMBINED PROSPECTUS/PROXY STATEMENT [July 20], 2016

This combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of Jacob Wisdom Fund (the “Target Fund”), a series of Jacob Funds Inc. (the “Corporation”).  The purpose of the Meeting is to vote on proposals to reorganize the Target Fund into Institutional Class shares of the Jacob Small Cap Growth Fund (the “Acquiring Fund”), also a series of the Corporation.

Target Fund (Share Class)	Acquiring Fund (Share Class)
Jacob Wisdom Fund (Investor Class Shares)	Jacob Small Cap Growth Fund (Institutional Class Shares)

The Meeting will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, on August 26, 2016 at 10:00 a.m. Eastern time.  The Board of Directors of the Corporation (the “Board”), on behalf of the Target Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [July 20, 2016].

The principal offices of the Corporation are located at 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266 and can be reached by calling 1-888-jacob-fx.

The Target Fund and Acquiring Fund have similar investment objectives, principal investment strategies and principal risks, but there are some differences. The Target Fund’s investment objective is to maximize total investment return consisting of a combination of income and capital appreciation. The Acquiring Fund’s investment objective is long-term growth of capital.

 If shareholders of the Target Fund vote to approve the proposal and you are a shareholder thereof, you will receive Acquiring Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of your investment in the Target Fund as of the time of the reorganization.  The Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement includes information about the proposed reorganization and the Acquiring Fund that you should know before voting on the proposal and investing in the Acquiring Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Acquiring Fund and the proposed reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents which are incorporated into this Prospectus/Proxy Statement by reference:

•	The Prospectus of the Target Fund and the Acquiring Fund dated January 4, 2016 (the “Funds’ Prospectus”), accompanying this Prospectus/Proxy Statement.

•	A Statement of Additional Information (“SAI”) dated [July 20, 2016], relating to this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Funds’ SAI or annual or semi-annual reports without charge on the Jacob Funds website at www.jacobmutualfunds.com or by calling 1-888-jacob-fx.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

THE PROPOSAL

Summary of the Proposal

Shareholders of record of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization and Termination, the form of which is attached hereto (the “Plan”), under which the Target Fund would be reorganized into the Acquiring Fund as listed below (the “Reorganization”).  Hereinafter, the Target Fund and the Acquiring Fund may be referred to together as the “Funds”.

Target Fund (Share Class)	Acquiring Fund (Share Class)
Jacob Wisdom Fund (Investor Class Shares)	Jacob Small Cap Growth Fund (Institutional Class Shares)

Under the Plan, shareholders of the Target Fund would receive Institutional Class shares of the Acquiring Fund with a value equal to the value of their holdings of the Target Fund as of the time of the Reorganization.  The Target Fund only offers Investor Class shares.  The Acquiring Fund currently offers Investor Class shares and Institutional Class shares.  The Institutional Class shares of the Acquiring Fund are currently subject to greater investment advisory fees than the Investor Class shares of the Target Fund, however, the Institutional Class shares of the Acquiring Fund do not pay any distribution and/or service fees. Both share classes are subject to the same expense limitation under which the funds’ investment adviser agrees to waive up to 100% of its advisory fee to the extent annual fund expenses exceed 1.95% of the average daily net assets of the share class.

The Reorganization of the Target Fund into the Acquiring Fund is currently expected to occur in the third quarter of 2016 on such date and time as the parties may agree (the “Closing Date”).  Approval of the Reorganization requires the affirmative vote of 67% or more of the Target Fund’s voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of a Target Fund are present or represented by proxy; or of more than 50% of the outstanding voting securities of a Target Fund, whichever is less (“Majority Vote”).

The following questions and answers provide a summary of the proposal to reorganize the Target Fund into the Acquiring Fund.  We encourage you also to read the entire combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) and the Funds’ Prospectus (which is included herewith) carefully for more complete information.  A form of the Plan is attached as Attachment II to this Prospectus/Proxy Statement.

Why is the Reorganization being proposed?  The Reorganization is being proposed due to the decline in the assets of the Target Fund.  The Board explored various options for the Target Fund, including the possible liquidation of the Fund.  After careful consideration, the Board determined that it would benefit Target Fund shareholders to reorganize them into the Acquiring Fund.  The Board has unanimously approved the proposal and recommends that you vote in favor of the Reorganization by voting to approve the Plan.

For more information regarding the factors considered by the Board, please refer to the section of this Prospectus/Proxy Statement entitled “The Proposed Reorganizations – Reasons for the Reorganizations and Board Considerations.”

How may the Reorganization benefit shareholders of the Target Fund? Among other features, the Reorganization offers shareholders of the Target Fund the opportunity to maintain their investment in a mutual fund that has a similar investment objective and principal investment strategies with continuity of portfolio management personnel.  The Reorganization also provides the opportunity for a tax-free exchange of Target Fund shares for Acquiring Fund shares, although Target Fund shareholders are expected to receive some capital gains distributions prior to the Reorganization.

Who will manage the Acquiring Funds?  Jacob Asset Management of New York LLC (“Jacob” or the “Adviser”) is the investment adviser for the Acquiring Fund, as well as the investment adviser for the Target Fund.  For more detailed information about Jacob and the portfolio managers of the Acquiring Fund, see the “Management of the Acquiring Fund” section below.

Are the investment objective, strategies and risks of the Target Fund similar to the investment objectives, strategies and risks of the Acquiring Fund? The Target Fund’s investment objective, strategies and risks are similar to those of the Acquiring Fund, although there are some differences.  For a detailed comparison of the investment objectives, strategies and risks, see the “Comparison of Investment Objectives, Strategies and Risks” section below.

How do the fees and expenses of the Acquiring Fund compare to those of the Target Fund?  Although the investment advisory fees for the Acquiring Fund are higher than the investment advisory fees for the Target Fund, the total annual fund operating expenses are expected to be the same for both the Target Fund and the Acquiring Fund.  For more information about the fees and expenses of the Acquiring Fund, see the “Comparative Fee Tables and Expense Example” section below.

Do the procedures for purchasing and redeeming fund shares differ between the Target Fund and the Acquiring Fund?  As part of the Reorganization, shareholders of the Target Fund will receive Institutional Class shares of the Acquiring Fund. Institutional Class shares are subject to different minimum initial and subsequent investment amounts than the Investor Class shares of the Target Fund. Shareholders will not be required to meet the minimum initial investment amount for Institutional Class shares of $1,000,000; however, the minimum subsequent investment amount for Institutional Class shares is $1,000, whereas the minimum subsequent investment in Investor Class shares is $100.  Otherwise, the procedures for purchasing and redeeming shares of the Target Funds and the Acquiring Funds are identical. Both the Target Fund and the Acquiring Fund sell (and redeem) their shares on a continuous basis at NAV and do not apply front-end or back-end sales charges. In order to purchase shares of the Target Fund or Acquiring Fund, a completed application must be submitted, along with payment of the purchase price. Your purchase will be calculated at the next determined NAV after the transfer agent receives your order in good order.  For both the Target Fund and the Acquiring Fund, you may redeem your shares on any day a Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the transfer agent or an authorized intermediary or agent receives and accepts your redemption request, your request will be processed at the next determined NAV. For a detailed discussion of the procedures for purchasing and redeeming shares of the Funds, see the Funds’ Prospectus, which is incorporated herein by reference.  Please note that purchase orders into the Target Fund may be restricted in advance of the Closing Date.  Shareholders of the Target Fund may redeem shares through the Closing Date of the Reorganization.  The Target Fund and the Acquiring Fund each charge a 2% redemption fee on shares that are redeemed within 30 days of purchase.  The redemption fee is imposed to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading.  Acquiring Fund shares received in the Reorganization are not subject to a redemption fee, but new shares of the Acquiring Fund purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fee.

Do the exchange privileges differ between the Target Funds and the Acquiring Funds?  The Target Fund and the Acquiring Fund have exchange privileges within the Jacob fund complex.  A shareholder of a fund in the Jacob fund complex has the right to exchange shares of one fund in the Jacob fund complex for other funds within the Jacob fund complex.  For a detailed discussion of the exchange privileges of the Target Fund and the Acquiring Fund, see the “Exchange of Fund Shares” section of the Target Fund and Acquiring Fund’s Prospectus, which is incorporated herein by reference.

Do the dividend and distribution policies differ between the Target Funds and the Acquiring Funds?  The dividend and distribution policies of the Target Fund and the Acquiring Fund are identical.  Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December.

Who will bear the expenses associated with the Reorganizations?  Jacob has agreed to bear expenses incurred in connection with the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the costs associated with the Reorganization.  However, the Target Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization, which Jacob will not bear.

Will I have to pay any sales charges or other fees as part of the Reorganizations?  No.  You will not have to pay any sales charges or other fees on any shares of the Acquiring Fund received as part of the Reorganization.

What are the federal income tax consequences of each Reorganization?  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the Corporation anticipates receiving a legal opinion from counsel to the Corporation to that effect (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position).  Accordingly, no gain or loss is expected to be recognized by the Target Fund or its shareholders as a direct result of its Reorganization.  In addition, the tax basis in and holding period for a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives in its Reorganization.

Target Fund shareholders should, however, expect to receive a taxable capital gains distribution in advance of the Reorganization resulting from the Target Funds sale of portfolio securities that have appreciated in value.  At any time prior to the consummation of the Reorganization, Target Fund shareholders may redeem their Target Fund shares, which generally would result in the recognition of gain or loss to such shareholders for federal income tax purposes. You should consult your tax advisor regarding the effect, if any, of the Reorganization of the Target Fund to you in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganization.

For more information about the tax consequences of the Reorganization please refer to the “Federal Income Tax Consequences of the Reorganization” section below.

How do I vote my shares?  As a shareholder of the Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of the Target Fund on the record date.  The record date is June 20, 2016 (the “Record Date”).

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope.  You may also vote by internet or telephone by going to the website or calling the toll-free number printed on your proxy card and following the recorded instructions.  If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call 1-877-386-3424.

What if there are not enough votes to reach quorum or to approve the Reorganization?  To facilitate receiving a sufficient number of votes, we may need to take additional action.  AST Fund Solutions, a proxy solicitation firm, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.  If there are not sufficient votes to approve a proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes.

If the shareholders of the Target Fund do not approve the Reorganization, Jacob and the Board will determine what, if any, additional action should be taken with respect to the Target Fund.  Such action may include liquidation of the Target Fund.

Who is the Proxy Solicitation Firm?  AST Fund Solutions (“AST”) is a third party proxy vendor hired to call shareholders and record proxy votes. Jacob will pay for the proxy solicitation, which is estimated to cost approximately $[______].  In order to hold a shareholder meeting, quorum must be reached – which in the case of the Reorganizations one-third of the outstanding shares of the Target Fund present in person or by proxy at the Meeting. If quorum is not attained, the Meeting must adjourn to a future date.  AST may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote.  As the Meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the Meeting does not have to be postponed.  Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of the Target Fund and the Acquiring Fund:

Investment Objectives.  The investment objective of the Target Fund is total investment return consisting of a combination of income and capital appreciation.  The investment objective of the Acquiring Fund is long-term growth of capital.  The capital appreciation component of the investment objectives of both Funds, while worded differently, is substantially similar in meaning.  The Acquiring Fund does not seek income as part of its investment objective.

Principal Investment Strategies.  Both Funds invest primarily in common stocks of U.S. companies, and may also invest in other equity securities including preferred stocks, rights, and warrants.  The Target Fund also invests in convertible securities that are convertible into common stock, and real estate investment trusts (“REITs”).  While the Target Fund may invest in companies of any size, and has traditionally invested in mid to large-capitalization companies, the Acquired Fund has a policy of investing at least 80% of its assets in small capitalization companies.  The Acquired Fund defines small capitalization companies as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase. As of August 31, 2015, the market capitalization of the largest company in the Russell 2000® Growth Index was approximately $5.706 billion.

Both Funds may invest up to 25% of their assets in foreign companies, including investments in depositary receipts, U.S. companies with foreign exposure, foreign securities listed on U.S. exchanges, and direct investments in foreign securities.  The Funds may both invest in foreign securities in emerging markets.

The Target Fund invests in securities of companies that Jacob believes have the greatest potential for capital appreciation and income. Jacob’s overall stock selections are based on an assessment of a company's fundamental prospects. Specifically, Jacob uses fundamental analysis to assess the quality, growth potential, financial strength and overall value of a company. While trying to maximize the capital appreciation potential of the Fund’s portfolio of investments, Jacob also seeks to obtain securities for the Fund that are selling at reasonable prices.

Jacob manages the Acquiring Fund’s portfolio in an aggressive growth style. Jacob believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. As with the Target Fund, Jacob's overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital.

To a lesser extent, the Target Fund invests in investment grade fixed income or debt securities to seek income.  The Acquiring Fund does not invest in fixed income or debt securities for the purpose of earning income. Both Funds hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.

Principal Risks.  Both Funds are subject to market risk.  The value of a Fund’s shares and the securities held by the Fund can each decline in value.  Even when the stock market in general is rising, the stocks selected by the investment adviser may decline, and swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

Both Funds are subject to the risks related to investments in small capitalization companies.  Investments in smaller capitalized companies may involve greater risks, as these companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Because the Acquiring Fund invests at least 80% of its assets in smaller capitalization companies, the Acquiring Fund may be exposed to these risks to a greater extent than the Target Fund.

The Acquiring Fund, and to a lesser extent, the Target Fund, are both subject to the principal risks of investing in growth companies.  Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase.  Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.  The Acquiring Fund’s growth style may cause the Acquiring Fund to underperform funds that have a broader investment style.

Both Funds are subject to the risks of investing in foreign companies, including those located in emerging market countries.  Investments in foreign companies can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.  Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies.  Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Target Fund is subject to additional risks that are not applicable to the Acquiring Fund.  The Target Fund is subject to convertible securities risk.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

The Target Fund is also subject to risks of investing in fixed income securities.  Yields and principal values of fixed income securities (bonds) will fluctuate.  Generally, values of fixed income securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down.  As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.  The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

The Target Fund is also subject to the risks of investing in REITs.  Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. The performance of REITs depends on how well the REIT manages the properties it owns.

Additional Comparison of Investment Objectives, Strategies and Risks

As you can see from the information above, the investment objective, strategies and risks of the Target Fund are similar to that of the Acquiring Fund, but there are notable differences in the operation of the Funds.  With regard to similarities, the Target Fund and the Acquiring Fund primarily invest in common stocks and other equity securities of U.S. companies and both Funds may invest up to 25% of their assets in foreign companies including emerging markets.  Jacob believes, based on its review of each Fund’s investment portfolio, that even though the Target Fund may invest in companies of any size and the Acquiring Fund invests 80% of its assets in small capitalization companies, the Target Fund’s portfolio holdings generally are compatible with the Acquiring Fund’s investment objective and policies..  With regard to differences, the Acquiring Fund does not seek income as part of its investment objectives and unlike the Target Fund, the Acquiring Fund does not invest in fixed income or debt securities for the purpose of earning income.  The Target Fund, unlike the Acquiring Fund, is subject to the principal risks of fixed income securities, convertible securities and REITs, and the Acquiring Fund, unlike the Target Fund is subject to the principal risks relating to investing in growth companies.  The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.  Many factors affect a Fund’s performance.  A Fund’s share price changes daily based on changes in market conditions and in response to other economic, political, or financial developments.  A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.  Accordingly, each Fund is subject to the principal risks of market risk, small capitalization company risk and foreign company risk.   For a comparison of the Target Fund’s and the Acquiring Fund’s fundamental and certain non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

For more information about the Target Fund’s and Acquiring Fund’s investment objectives, principal investment strategies and risks, see the “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” sections of the Funds’ Prospectus, which is incorporated herein by reference and has been mailed with this Prospectus/Proxy Statement

Comparative Fee Tables and Expense Examples

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Target Fund as the Acquiring Fund with the estimated amounts that the Acquiring Fund expects to bear following the Reorganization.  You will not have to pay any sales charge on any shares of the Acquiring Fund received as part of the Reorganization.  Annual fund operating expenses are paid by a Fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.

The annual fund operating expenses shown in the table below represent audited expenses from the fiscal year ended August 31, 2015 for the Target Fund and the Acquiring Fund and those projected for the Acquiring Fund on an estimated basis after giving effect to the proposed Reorganization, and are based on estimated net assets as if the transaction had occurred on September 1, 2014.

	Target Fund: Jacob Wisdom Fund – Investor Class Shares
	Acquiring Fund: Jacob Small Cap Growth Fund – Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	Jacob Wisdom Fund Investor Class	Jacob Small Cap Growth Fund Institutional Class	Pro Forma Jacob Small Cap Growth Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Jacob Wisdom Fund Investor Class	Jacob Small Cap Growth Fund Institutional Class	Pro Forma Jacob Small Cap Growth Fund Institutional Class
Advisory Fees	0.50%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.15%*	0.00%	0.00%
Other Expenses	1.71%	1.27%	1.40%
Total Annual Fund Operating Expenses	2.36%	2.17%	2.30%
Fee Waiver	(0.41%)**	(0.22%)***	(0.35%)***
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	1.95%	1.95%
*The Distribution and/or Service (12b-1) Fees reflect the Board’s determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.15% through at least January 2, 2017.
**Jacob has contractually agreed, through at least January 2, 2017, to waive up to 100% of its advisory fees, to the extent that the Target Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) would exceed 1.95% of average daily net assets. Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Target Fund’s expenses to exceed 1.95%. Please note that the maximum waiver is 0.50%, which means that the Target Fund’s overall expenses could exceed 1.95%. This waiver agreement may only be terminated by the Board.
***Jacob has contractually agreed, through at least January 2, 2017, to waive up to 100% of its advisory fees to the extent that the Acquiring Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 1.95% for Institutional Class shares of the average daily net assets attributable to Institutional Class shares. Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Acquiring Fund to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived. Please note that the maximum waiver is 0.90%, which means that the Acquiring Fund’s overall expenses could exceed 1.95% for Institutional Class. This waiver agreement may only be terminated by the Board.

EXAMPLE

The Example is intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver by the Adviser for the 1 Year number and for the first year of the 3, 5, and 10 Year numbers only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Jacob Wisdom Fund – Investor Class Shares (Target Fund)	$198	$697	$1,223	$2,665
Jacob Small Cap Growth Fund – Institutional Class Shares (Acquiring Fund)	$198	$658	$1,144	$2,486
Jacob Small Cap Growth Fund – Institutional Class Shares (Acquiring Fund) after reorganization with the Target Fund (pro forma combined)	$198	$685	$1,198	$2,609

The projected post-Reorganization estimated Annual Fund Operating Expenses and Example presented above are based on numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, many of which are beyond the control of the Acquiring Fund or Jacob, including the future level of the Acquiring Fund’s assets.  If the Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Portfolio Turnover

The Target Fund and the Acquiring Fund each pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in larger Fund distributions of net realized capital gains and, therefore, higher taxes for shareholders whose Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, affect each Fund’s performance.  The Target Fund’s portfolio turnover rate during its most recent fiscal year was 22% of the average value of its portfolio and is expected to be higher in the year prior to the Reorganization, as a result of shareholder redemptions and changes in its portfolio.  The Acquiring Fund’s portfolio turnover rate during its most recent fiscal year was 84% of the average value of its portfolio.

Comparison of Fund Performance

The following tables compare the average annual total returns of the Target Fund and the Acquiring Fund, as compared with the performance of each Fund’s benchmark index.  Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place.  If such waivers and/or reimbursements had not been in effect, performance would have been lower.

The performance for the benchmark index shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance.  The benchmark indexes are unmanaged and, unlike the Funds, are not affected by cash flows.  It is not possible to invest directly in an index.  Each Fund’s past performance is not a guarantee of future results.

Average Annual Total Returns for Periods Ended May 31, 2016

Average Annual Total Returns for the periods ended May 31, 2016
Jacob Wisdom Fund (Target Fund)	1 Year	5 Years	Since Inception (December 1, 2009)*
Return Before Taxes	-7.27%	6.67%	7.98%
Return After Taxes on Distributions	-11.43%	5.53%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares	-0.79%	5.22%	6.36%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	1.72%	11.67%	12.66%
* Fund performance is shown beginning on December 1, 2009, which is when the Adviser’s investment team took over management of the Wisdom Fund series of New Providence Investment Trust, which was reorganized into the Wisdom Fund on February 18, 2010. Due to the change in adviser and investment technique, performance is being quoted for the period after the change in management. Performance information prior to December 1, 2009 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Average Annual Total Returns for the periods ended May 31, 2016
Jacob Small Cap Growth Fund – Institutional Class (Acquiring Fund)	1 Year	5 Years	Since Inception (November 12, 2012)
Return Before Taxes	-31.93%	N/A	4.67%
Return After Taxes on Distributions	-32.13%	N/A	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	-18.07%	N/A	3.57%
Russell 2000®Growth Index (reflects no deduction for fees, expenses or taxes)	-9.13%	8.15%	13.60%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Funds’ lifetime and do not reflect the impact of state and local taxes.

Comparison of the Rights of Target Fund and Acquiring Fund Shareholders

The Target Fund and the Acquiring Fund are each organized as diversified series of the Corporation, an open-end management investment company organized as a Maryland corporation.  The Corporation is authorized to issue twenty billion shares of stock having a par value of $0.001 per share.  The Corporation is governed by Articles of Incorporation and By-Laws, which are applied equally to the Target Fund and the Acquiring Fund.  Key rights of Fund shareholders, which are identical for the Target Fund and the Acquiring Fund, are presented in summary below.

Comparison of Voting Rights. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting rights in the election of directors. For board member elections, this means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Target Fund has one class of shares and the Acquiring Fund has two classes of shares. Shares of each class of the Acquiring Fund represent proportionate interests in such Fund’s assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law. Shares of each class of the Acquiring Fund and Target Fund have the same voting and other rights and preferences as the other Funds of the Corporation for matters that affect the Corporation as a whole.

Quorum. One-third of the outstanding shares of the Corporation entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.

Vote.  Except when a larger vote is required by law, the Articles of Incorporation, or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.

Maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The Board may fix in advance a date up to ninety days and not less than ten days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

Notice of a shareholder meeting.  The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least ten and not more than ninety days before the date of such meeting.

Shareholders’ ability to request a shareholder meeting.  The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote provided that: (1) such request shall state the purposes of such meeting and the matters to be acted on; and (2) the shareholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof.

Plan of Reorganization and Termination

If approved by shareholders of the Target Fund, its Reorganization is currently expected to occur in the third quarter of 2016 on such date and time as the parties may agree (the “Closing Date”).  The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Attachments II to this Prospectus/Proxy Statement.

The Plan provides that the Target Fund will convey to the Acquiring Fund all of its assets.  In consideration, the Acquiring Fund will assume the Target Fund’s liabilities and will deliver to the corresponding Target Fund full and fractional Acquiring Fund (Institutional Class) shares having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.

Immediately after its transfer of assets, the Target Fund will distribute to its shareholders of record, the shares of the Acquiring Fund received by the Target Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis.  Subsequently, the Target Fund will completely liquidate.  The Acquiring Fund will assume and pay when due all obligations and liabilities of the Target Fund existing on the effective date of the Reorganization, whether absolute, accrued, contingent or otherwise.

Until the Closing Date, shareholders of the Target Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the Acquiring Fund for the redemption of its shares.

The obligations of the Target Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval of the shareholders of the Target Fund.  The Plan also requires that the Acquiring Fund and the Target Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the Reorganization.  The Plan may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change (some of which may be retroactive).  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account or qualified retirement plan.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or its shareholders as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis in the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis in the shares of the Target Fund; and

•
the holding period for the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that the shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing Date).

The Corporation has not requested and does not intend to request an advance ruling from the IRS as to the federal tax consequences of the Reorganization.  As a condition to closing, counsel to the Corporation will render a favorable opinion to the Corporation, on behalf of the Funds, as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned on, among other things, the accuracy, as of the Closing Date, of certain representations of the Corporation, on behalf of each Fund, upon which that counsel will rely in rendering its opinion.  Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund or Acquiring Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information About the Funds.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares it receives.

You should consult your tax advisor regarding the effect, if any, of the Reorganization of the Target Fund to you in light of your individual circumstances, because this discussion is only a general summary. You should also consult your tax advisor as to state, local, foreign and other tax consequences, if any, of the Reorganization of the Target Fund because this discussion only relates to federal income tax consequences.

Final Dividend.  The Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable on or near the Closing Date to their respective shareholders of any undistributed net income and net realized gains (net of available capital loss carryovers) to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Based on current projections, which are subject to changes, Target Fund shareholders can expect to receive a taxable capital gain distribution of as much as 32% of the value of their investment, as a result of sales of portfolio securities in advance of the Reorganization.

Net Unrealized Appreciation in Value.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and net capital gain earned and realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gain eventually are distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  The Target Fund shareholders may be exposed to more unrealized appreciation in portfolio investments after the Reorganization and thus may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

Reasons for the Reorganizations and Trustees’ Considerations

Board Considerations

The Board considered the Reorganization at a telephonic meeting held on June 7, 2016.   Jacob participated in a portion of the meeting and provided information to the Board regarding the Reorganization.  Based upon its evaluation of the relevant information presented at the meeting and in light of its fiduciary duties under federal and state law, the Board, including the Directors who are not “interested persons” of the Corporation under the 1940 Act, unanimously determined that the Reorganization is in the best interests of the Target Fund, the Acquiring Fund and their shareholders and that the interests of the Target Fund’s and Acquiring Fund’s existing shareholders would not be diluted as a result of the transactions being contemplated by the Reorganization.

In approving the proposed Reorganization, the Board carefully considered that the only practical alternative to the Reorganization was to liquidate the Target Fund.  The Board considered the terms of the Reorganization and determined that the Reorganization would provide shareholders with the options of: (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization; or (ii) redeeming their investment in the Target Fund, which may have tax consequences for them.  The Board noted that liquidating and terminating the Target Fund would provide shareholders with only one option which may have adverse tax consequences for them.

The Board considered the following additional matters, among others, in approving the Reorganizations:

The Terms and Conditions of the Reorganization.  The Board considered the terms of the Plan and, in particular, the assumption by the Acquiring Fund of all of the Target Fund’s assets and liabilities.  The Board noted that Target Fund shareholders would receive the same dollar value in shares of the Acquiring Fund as their Target Fund shares immediately prior to the Reorganizations. The Board also noted that the Reorganization would be submitted to the shareholders of the Target Fund for approval.

Similarity of Investment Objectives, Policies despite certain differences and Restrictions and Continuity of Adviser.  The Board considered that the investment objective, strategies and policies of the Target Fund and Acquiring Fund with which it will be reorganized are similar.  The Board took particular note that the similarity of the Target Fund’s investment strategy with that of the Acquiring Fund, noting the differences in the Funds’ investment objectives as described under “Comparison of Investment Objectives, Strategies and Risks,” above, together with the continuation of Mr. Ryan I. Jacob and Mr. Francis J. Alexander as Portfolio Managers after the Reorganization, provides a continuation of portfolio management expertise not otherwise available to mutual fund investors. Jacob expects that the Acquiring Fund will retain approximately 80% of the portfolio holdings of the Target Fund at the time of Reorganization.  As a result, shareholders of the Acquiring Fund can also benefit from the Reorganization to the extent the Acquiring Fund receives certain securities it would otherwise acquire for its portfolio from the Target Fund without transaction costs.

Expenses Relating to Reorganization.  The Board noted that Jacob will bear the costs associated with the Reorganization, Special Meeting of Shareholders, and solicitation of proxies, including legal fees and other expenses associated with preparing and filing the registration statement that includes this proxy statement and the cost of copying, printing and mailing proxy materials, but does not include 12b-1 plan fees.

Relative Expense Ratios.  The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the Comparative Fee Table and Example section above), and noted that the total annual fund operating expenses of the Institutional Class shares of the Acquiring Fund were lower than the Target Fund before waivers and the same as the Target Fund after waivers.  The Board also considered the fact that the Acquiring Fund has a higher management fee and that Jacob would benefit from reorganizing the Target Fund into a Fund with a higher management fee (although such fees are subject to a waiver agreement).

Economies of Scale.  The Board considered the potential for the Target Fund to experience continuing economies of scale as a result of continuing to be a part of the Corporation because certain fixed costs, such as legal, accounting and shareholder services, are spread over the net asset base, therefore decreasing the overall cost to an individual shareholder.  The Board concluded that the structure would benefit shareholders as the Acquiring Fund grows.

Larger Acquiring Fund. As of April 30, 2016, the Acquiring Fund had a larger asset base (approximately $11.7 million) than the Target Fund (approximately $5 million).

The Experience and Expertise of the Adviser and Portfolio Managers. The Board considered that Jacob has been providing investment advisory services to mutual funds since 1999.  They noted that Jacob currently advises four mutual funds with approximately $62.6 million in assets as April 30, 2016.  The Board considered that Mr. Jacob and Mr. Alexander would continue to provide portfolio management services to the Acquiring Fund after the Reorganization, along with Mr. Darren Chervitz who has served as Co-Portfolio Manager of the Acquiring Fund since 2012, and that Mr. Jacob, Mr. Alexander and Mr. Chervitz have significant investment experience related to the management of the Target Fund and the Acquiring Fund.

Tax Consequences.  The Board considered that the Reorganization is structured to be a tax-free reorganization.  The Board also recognized that Target Fund shareholders would receive a taxable capital gain contribution in advance of the Reorganization, somewhat diminishing the tax benefit of the Reorganization, but concluded that the tax consequences were more favorable than in a liquidation.

Based on the foregoing and additional information presented at the Board meetings discussed above, the Board unanimously determined that the Reorganization is the best alternative for the Target Fund at this time and in the best interests of the Target Fund and its shareholders.  The Board approved the Reorganization, subject to approval by the Target Fund’s shareholders, and the solicitation of the shareholders of the Target Fund to vote “FOR” the approval of the Plan.

Description of the Securities to be Issued

Holders of Target Fund shares will receive Institutional Class shares of common stock of the Acquiring Fund in the Reorganization.  Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Acquiring Fund is entitled to equal liquidation and redemption rights.  For more information about redemption rights and exchange privileges, please refer to the “Purchase of Fund Shares” and the “Exchange of Fund Shares” sections, respectively, in the enclosed Funds’ Prospectus, which is incorporated herein by reference.

Capitalization

The capitalization of the Target Fund and the Acquiring Fund as of February 29, 2016, and the Acquiring Fund’s pro forma combined capitalization as of that date after giving effect to the Reorganizations are set forth in the table below.   The table is for informational purposes only.  No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.  The information is unaudited.

	Jacob Wisdom Fund (Target Fund) (as of 2/29/16)	Jacob Small Cap Growth Fund (Acquiring Fund) (as of 2/29/16)	Pro Forma Adjustments	Pro Forma Jacob Small Cap
				Growth Fund
				(Acquiring Fund)
Net Assets (all classes)	$7,268,166	$10,785,833
Investor Class
Net Assets	$7,268,166	$4,475,001		$ 4,475,001
Shares Outstanding	761,778	339,367		339,367
NAV per share	$ 9.54	$ 13.19		$ 13.19

Institutional Class
Net Assets	$ -	$6,310,832		$13,578,998
Shares Outstanding	-	474,704		1,021,419
NAV per share	$ -	$ 13.29	546,715[1]	$ 13.29

1 Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s NAV per share assuming the reorganization would have taken place on February 29, 2016.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Funds

Jacob, 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266, is the investment adviser of the Target Fund and the Acquiring Fund.  As of April 30, 2016, Jacob managed $62.6 million in assets.

For more information about the Funds’ management, please refer to the “Fund Management” section of the Funds’ Prospectus, which is incorporated herein by reference and to the “Investment Advisory and Other Services” section of the Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement for the Funds is available in the most recent semi-annual report to shareholders dated February 29, 2016.

Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Target Fund, the Acquiring Fund or other funds that they manage is available in the Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Investment Advisory Agreement.  Jacob serves as investment adviser to the Target Fund and the Acquiring Fund under the same investment advisory agreement (the “Investment Advisory Agreement”).  Pursuant to the terms of the Investment Advisory Agreement, Jacob receives a monthly advisory fee equal to an annual rate of 0.50% of the Target Fund’s annual average daily net assets up to $500 million, and 0.40% of the Target Fund’s annual average daily net assets over $500 million.  Jacob has contractually agreed, through at least January 2, 2017, to waive up to 100% of its advisory fees to the extent that the Target Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) would exceed 1.95% of average daily net assets for the Target Fund.  Please note that the maximum annual waiver is 0.50%, which means that it is possible that the Target Fund’s overall expenses could exceed 1.95%, as is currently the case. Pursuant to its fee waiver agreement for the Target Fund Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Target Fund’s expense level to exceed any applicable expense limitation that was in place for the Fund when the fees were waived.

Pursuant to the Investment Advisory Agreement Jacob receives a monthly advisory fee equal to an annual rate of 0.90% of the Acquiring Fund’s annual average daily net assets up to $500 million, and 0.75% of the Fund’s annual average daily net assets over $500 million. Jacob has contractually agreed, through at least January 2, 2017, to waive up to 100% of its advisory fees to the extent that the Acquiring Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Acquiring Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares.  Pursuant to its fee waiver agreement with the Acquiring Fund, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Acquiring Fund’s expense level to exceed any applicable expense limitation that was in place for the Fund when the fees were waived.

Portfolio Managers.  Mr. Ryan I. Jacob serves as Co-Portfolio Manager to the Target Fund and Lead Portfolio Manager to the Acquiring Fund.  Mr. Francis J. Alexander serves Lead Portfolio Manager to the Target Fund and as Co-Portfolio Manager to the Acquiring Fund.  Mr. Darren Chervitz serves as Co‑Portfolio Manager to the Acquiring Fund only.  Additional information about each portfolio manager follows.

Ryan I. Jacob is the Co-Portfolio Manager to the Target Fund and serves as Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Acquiring Fund.  Mr. Jacob also serves as Lead Portfolio Manager for the Jacob Internet Fund and as Co-Portfolio Manager for the Jacob Micro Cap Fund, each a separate series of the Corporation.  Mr. Jacob is the founder and Chief Executive Officer of the Adviser, as well as President of the Corporation.  Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 22 years of investment experience.

Francis J. Alexander is the Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Target Fund since its inception in 2010, and of the predecessor to the Target Fund from December 1, 2009 through February 17, 2010 (the date the predecessor to the Target Fund was reorganized into the Target Fund).  Mr. Alexander serves as Co-Portfolio Manager to the Acquiring Fund.  He is also a Co-Portfolio Manager of the Jacob Internet Fund.  He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager.  Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002.  He has served as President of Alexander Capital Management, Inc. since 1985.  Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University.  Mr. Alexander has over 43 years of investment experience.

Darren Chervitz is the Co-Portfolio Manager of the Acquiring Fund.  He also serves as the Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Jacob Micro Cap Growth Fund, and is a Co-Portfolio Manager of the Jacob Internet Fund.  He has served as the Director of Research for the Adviser since 1999.  Prior to his employment with the Adviser, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999.  Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.  Mr. Chervitz has over 18 years of financial industry and investment experience.

The Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement, provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Distribution of the Funds

Quasar Distributors, LLC (“Quasar” or the “Distributor”), whose address is 615 East Michigan Street Milwaukee, Wisconsin 53202-5207, acts as distributor to the Target Fund and the Acquiring Fund under a Distribution Agreement with the Corporation.  The Distribution Agreement provides that the Distributor will use reasonable efforts to distribute each Fund’s shares, which are offered for sale continuously at NAV per share without the imposition of a sales charge.

The Target Fund and the Acquiring Fund have adopted the same distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”).  Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the 12b-1 Plan permitted by Rule 12b-1.  Pursuant to the 12b-1 Plan, the Funds make payments to the distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis (for Investor Class shares only).  With respect to the Target Fund only, the Board has determined to reduce such fees payable under the 12b-1 Plan from 0.35% to 0.15% through at least January 2, 2017.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by FINRA.  Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  Fees paid under the 12b-1 Plan may not be waived for individual shareholders.

For more information about the Funds’ distribution, please refer to the “Distribution Arrangements” section of the Funds’ Prospectus, which is incorporated herein by reference.  In addition, please refer to “The Distribution and Service Plans and the Distributor” sections of the Funds’ SAI, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Financial Statements

The financial highlights tables are intended to help you understand the Target Fund’s and Acquiring Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). Except for the period end February 29, 2016, this information has been audited by BBD, LLP, whose report, along with the Acquiring Fund’s financial statements, are included in the Funds’ most recent annual report, which is available upon request.

JACOB WISDOM FUND
INVESTOR CLASS SHARES

	Six Months ended February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$12.24	$12.29	$10.62	$9.96	$8.81	$7.65
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(2)	(0.03)(1)	(0.02)(2)	0.20(2)	0.16(2)	0.08(2)
Net realized and unrealized gain (loss) on investment transactions	(0.39)	(0.02)	1.88	0.62	1.08	1.10
Total from investment operations	(0.44)	(0.05)	1.86	0.82	1.24	1.18
Less distributions from net investment income	—	—	(0.19)	(0.16)	(0.09)	—
Less distributions from net realized gain	(2.26)	—	—	—	—	(0.02)
Total distributions	(2.26)	—	(0.19)	(0.16)	(0.09)	(0.02)
Net asset value, end of period	$9.54	$12.24	$12.29	$10.62	$9.96	$8.81
Total return	(3.98)%(3)	(0.41)%	17.60%	8.40%	14.08%	15.40%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$7,268	$10,469	$11,278	$10,692	$10,642	$10,415
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	3.05%(4)	2.36%	2.39%	2.45%	2.84%	2.82%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets(5)	2.55%(4)	1.95%	1.95%	1.95%	2.34%	2.32%
Ratio of net investment income (loss) prior to waiver or reimbursements) to average net assets	(1.36)%(4)	(0.66)%	(0.67)%	1.33%	1.07%	0.54%
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets(5)	(0.86)%(4)	(0.25)%	(0.23)%	1.83%	1.57%	1.04%
Portfolio turnover rate	14%(3)	22%	23%	28%	20%	14%
(1)	Net Investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
(2)	Net Investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective February 18, 2010 through January 2, 2017 to waive up to 100% of its advisory fee to the extent that the Fund’s operating expense ratio exceeds 1.95%, excluding interest, taxes, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

JACOB SMALL CAP GROWTH FUND
INSTITUTIONAL CLASS SHARES

	Six Months ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Year Ended August 31, 2014	November 12, 2012(1) Through August 31, 2013
Per Share Data:
Net asset value, beginning of period	$18.95	$19.01	$17.67	$12.94
Income (loss) from investment operations:
Net investment loss(2)	(0.15)	(0.36)	(0.35)	0.22
Net realized and unrealized gain (loss) on investment transactions	(5.40)	0.30	1.69	4.95
Total from investment operations	(5.55)	(0.06)	1.34	4.73
Less distributions from net investment income	(0.11)	—	—	—
Net asset value, end of period	$13.29	$18.95	$19.01	$17.67
Total return	(29.34)%(3)	(0.32)%	7.58%	36.55%(3)
Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,311	$9,367	$10,164	$10,131
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	2.75%(4)	2.17%	2.25%	2.32%(4)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets(5)	2.07%(4)	1.95%	1.95%	1.95%(4)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(2.64)%(4)	(2.00)%	(2.16)%	(2.20)%(4)
Ratio of net investment loss (after waiver or reimbursements) to average net assets(5)	(1.96)%(4)	(1.78)%	(1.86)%	(1.83%)(4)
Portfolio turnover rate	34%(3)	84%	86%	81%(3)

(1)
Commencement of operations of the Small Cap Growth Fund Institutional Class. The Class I shares of the Jacob Small Cap Growth Fund II, (formerly PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into Institutional Class shares of the Small Cap Growth Fund on November 12, 2012.  On July 9, 2012, before the reorganization, the Adviser of the Jacob Small Cap Growth Fund II changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(2)	Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2017, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, extraordinary expenses.

The audited financial statements for the Target Fund, which appear in the Funds’ Annual Report dated August 31, 2015 have been audited by BBD, LLP, independent registered public accounting firm as set forth in their reports therein and, together with the unaudited financial statements for the Target Fund which appear in the Funds’ Semi-Annual Report dated February 29, 2016, are incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about [July 20, 2016].  Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of these ways:

•	By mail, with the enclosed proxy card;
•	In person at the Meeting;
•	By internet; or
•	By telephone.

To vote by internet or telephone:

(1) Read the Prospectus/Proxy Statement and have your proxy card at hand.
(2) Call the 1-800 number or go to the website that appears on your proxy card.
(3) Follow the recorded instructions.

We encourage you to vote by internet or telephone by using the control number that appears on your enclosed proxy card.  Use of internet and telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:  (i) by filing a written notice of revocation with AST Fund Solutions, the Target Fund’s proxy solicitor; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Corporation (without complying with any formalities) at any time before it is voted.  Being present at the Meeting alone does not revoke a previously executed and returned proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Corporation’s Director or officers, by personnel of Jacob, the Funds’ administrator or transfer agent, and personnel of the Funds’ distributor, or by broker-dealer firms.

AST Fund Solutions, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[______].  It is expected that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal(s) described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or internet, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

The Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of Jacob, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

With regard to the proposal, one-third of the shares of the Target Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to the proposal.  Approval of the proposal requires the affirmative vote of a Majority Vote.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and “broker non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of a Majority Vote. However, it is the Corporation's understanding that because broker dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any "broker non-votes" at the Meeting.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date.  If a quorum is present but there are not sufficient votes in favor of the Plan, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan.  Any adjournment will require the affirmative vote of a majority of the Target Fund’s shares present at the Meeting to be adjourned.  If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.  The Meeting may be adjourned up 120 days after the Record Date.

OTHER MATTERS

The Board does not intend to bring any matter before the Meeting other than that described in this Prospectus/Proxy Statement.  The Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in the Corporation’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The Corporation is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Target Fund:  Only shareholders of record of the Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  As of the close of business on the Record Date, the Target Fund) had [________] shares outstanding.

[Insert control persons, principal holders of securities, and management ownership information with information as of June 20, 2016.]

INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549 and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta - 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston -33 Arch  Street, 23rd Floor, Boston, MA 02110; Chicago - 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver -1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth - Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles - 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami - 801 Brickell  Ave.,  Suite 1800, Miami, FL 33131; New York - 200 Vesey  Street, Suite 400, New York, NY  10281; Philadelphia - One Penn Center,  1617 JFK Boulevard,  Suite 520, Philadelphia,  PA  19103; Salt Lake City - 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco - 44 Montgomery  Street, Suite 2800, San Francisco, CA 94104.  Copies of such material can be obtained from the Public Reference Branch Office of Consumer Affairs and Information Services, SEC, Washington 20549 as prescribed. The SEC maintains an internet website (at http://www.sec.gov) which contains other information about the Funds.

ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

Attachment I	Fundamental and Non-Fundamental Investment Policies of the Target Funds and the Acquiring Funds

Attachment II       Form of Agreement and Plan of Reorganization and Termination

Attachment I

FUNDAMENTAL AND NON- FUNDAMENTAL INVESTMENTAL POLICIES
OF THE TARGET FUND AND ACQUIRIRNG FUND

The investment restrictions of the Target Fund and Acquiring Fund listed below are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  The “vote of a majority of the outstanding voting securities” of a fund is defined in the 1940 Act, as the vote of the lesser of: (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (b) more than 50% of the outstanding voting securities.  Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

As a matter of fundamental policy, the Target Fund and the Acquiring Fund may not:

(1)
borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

(2)
underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

I-1

Attachment I

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)
change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

As indicated above, as a matter of fundamental policy, the Target Fund and Acquiring Fund are permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Funds do not intend to borrow money or issue senior securities in excess of 5% of their net assets.

The Target Fund and Acquiring Fund have adopted the following investment restrictions as non-fundamental investment restrictions, which means that they can be changed by the Board without shareholder approval. The Funds will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase securities on margin; or

(3)
invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable. If more than 15% of a Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.

I-2

Attachment II

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [DATE], 2016, by JACOB FUNDS, INC., a Maryland corporation, with its principal place of business at 653 Manhattan Beach Blvd. #J, Manhattan Beach, California 90266 (“Corporation”), on behalf of Jacob Small Cap Growth Fund, a segregated portfolio of assets (“series”) thereof (“Acquiring Fund”), and the Corporation, on behalf of its series, Jacob Wisdom Fund (“Target”), and, solely for purposes of paragraphs 4.4 and 7.2, JACOB ASSET MANAGEMENT OF NEW YORK LLC (“Adviser”). (The Corporation is sometimes referred to herein as an “Investment Company,” and each of Acquiring Fund and Target is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by the Corporation, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Corporation on that Fund’s behalf, and (3) in no event shall any other series of the Corporation or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Corporation of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Corporation wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will consist of: (1) the transfer of all of Target’s assets to Acquiring Fund in exchange solely for voting shares of common stock in Acquiring Fund and Acquiring Fund’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (3) Target’s termination, all on the terms and conditions set forth herein (collectively, “Reorganization.”)

The Corporation’s board of directors (the “Board”), including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of the Corporation, has duly adopted and approved this Agreement on behalf of each Fund, and the transactions contemplated hereby, has duly authorized performance thereof by the Corporation, on Acquiring Fund’s behalf, and by the Corporation, on Target’s behalf, respectively, by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of Acquiring Fund and Target, respectively, and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target currently offers one class of shares of common stock, designated Investor Class shares (“Target Shares”). Acquiring Fund currently offers two classes of shares of common stock, par value $.001 per share, designated Investor Class shares and Institutional Class shares (“Investor Class Acquiring Fund Shares” and “Institutional Class Acquiring Fund Shares,” respectively, and, collectively, “Acquiring Fund Shares”). The Target Shares and the Institutional Class Acquiring Fund Shares are substantially similar to each other.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

Subject to the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall (a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Institutional Class Acquiring Fund Shares determined by dividing Target’s net asset value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Target Shares by the net asset value (“NAV”) of an Institutional Class Acquiring Fund Share (computed as set forth in paragraph 2.2); and (b) assume all of Target’s liabilities described in paragraph 1.2 (“Liabilities”). Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.1.
The Assets shall consist of all assets and property of every kind and nature, including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records, Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Corporation.

Attachment II

1.2.
The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement, except for Target’s Reorganization Expenses (as defined in paragraph 4.3.10) that are borne by Adviser pursuant to paragraph 7.2. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

1.3.
If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of such income and gain – and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as such terms are defined in section 4982(e)(1) and (2), respectively – for all tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.4.
At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders, except Shareholders in whose names accounts thereon already exist, and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s newly opened or pre-existing account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Target Shares shall be credited with the pro rata number of full and fractional Institutional Class Acquiring Shares due that Shareholder). The aggregate NAV of Institutional Class Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Corporation shall not issue certificates representing the Institutional Class Acquiring Fund Shares issued in connection with the Reorganization.

1.5.
Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6.
Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Corporation, Corporation shall or shall cause its agents to prepare any federal, state, and local tax returns, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

Attachment II

1.7.
After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, all actions required to terminate Target as a series of Corporation shall be taken – and in all events Target shall have been terminated as such within six months after the Effective Time – and Corporation shall make all filings and take all other actions in connection therewith as required by applicable law or are necessary and proper to effect that termination.

2.	VALUATION

2.1.
For purposes of paragraph 1.1(a), Target’s net value shall be: (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in Corporation’s then-current prospectus and statement of additional information (“Pro/SAI”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.
For purposes of paragraph 1.1(a), the NAV per share of the Institutional Class Acquiring Fund Shares shall be computed at the Valuation Time, using the valuation procedures set forth in Corporation’s then-current Pro/SAI.

2.3.
All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by or under the direction of Adviser or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures described in paragraph 2.2.

3.	CLOSING AND EFFECTIVE TIME

3.1.
Unless the Corporation, on behalf of each Fund, agrees otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately before the opening of business (9:30 a.m., Eastern Time) on [DATE], 2016 (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange is disrupted, so that accurate appraisal of the Target Value and/or the NAV of an Institutional Class Acquiring Fund Share is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at Adviser’s offices, 653 Manhattan Beach Blvd. #J, Manhattan Beach, California 90266, or at such other place as to which the Funds agree.

3.2.
Corporation, on behalf of Target, shall direct U.S. Bank N.A., which is the custodian of each Fund’s assets, to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that: (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing. Corporation, on behalf of Target, shall provide at the Closing a Certificate stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.
Corporation, on behalf of Target shall direct its transfer agent to deliver at the Closing a Certificate stating that its records contain: (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares of each outstanding class of Target Shares each Shareholder owns and which such shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Corporation with respect to each Shareholder, all at the Effective Time.

Attachment II

3.4.
Corporation, on behalf of Acquiring Fund, shall direct its transfer agent to deliver to Corporation, on behalf of Target (a) at the Closing, a confirmation, or other evidence satisfactory to Corporation, that the Acquiring Fund Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders, except Shareholders in whose names accounts thereon already exist.

3.5.
If requested by Corporation, on behalf of Acquired Fund, Corporation, on behalf of Target, shall direct BBD, LLP, an independent registered public accounting firm that audits Target’s books (“BBD”), or other applicable service providers to deliver at the Closing all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to Target.

(b)
Corporation, on behalf of each Fund, shall provide at the Closing: (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated hereby, and bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Corporation or its counsel reasonably requests.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Corporation, on Target’s behalf, represents and warrants to Corporation, on Acquiring Fund’s behalf, as follows:

4.1.1.
The Corporation (a) is a corporation that is duly created, validly existing, and in good standing under the laws of the State of Maryland, and its Articles of Incorporation, dated July 12, 1999, as amended by Articles of Amendment dated December 22, 2009 (collectively, “Articles”), are on file with the State Department of Assessments and Taxation of Maryland, and (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

4.1.2.	Target is a duly established and designated series of Corporation;

4.1.3.
The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.
At the Effective Time, Corporation, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.
Corporation, with respect to Target, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Maryland law, the Articles, Corporation’s Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, with respect to Target or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, with respect to Target or on its behalf, is a party or by which it is bound;

Attachment II

4.1.6.
At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Agreement and  certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge and/or Acquiring Fund’s assumption of any liabilities of Target thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.
No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and Corporation, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially or adversely affects Target’s business or Corporation’s ability to consummate the transactions contemplated hereby;

4.1.8.
Target’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statements of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended August 31, 2015, have been audited by BBD; those Statements and Target’s unaudited Statements for the six months ended February 29, 2016 are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); present fairly, in all material respects, Target’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and, to Corporation’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at their respective dates that are not disclosed therein;

4.1.9.
Since February 29, 2016, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.
All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to: (1) the reporting of dividends and other distributions on and redemptions of its shares: (2) withholding in respect thereof; and (3) shareholder basis reporting; (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld; and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.
Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a regulated investment company under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year expects to meet) the requirements of Subchapter M for qualification as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

Attachment II

4.1.12.
Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time Corporation’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1.11; from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target: (a) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (1) for the purpose of satisfying Acquiring Fund’s investment objective or policies, or (2) for any other reason except in the ordinary course of its business as a RIC; and (b) has not otherwise changed, and  will  not otherwise change, its historic investment policies; and Corporation believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings generally are compatible with Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund;

4.1.13.
At the time of Reorganization, (a) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”); Target will not have modified any of its Investment Criteria as part of the plan of reorganization;

4.1.14.
To the best of Corporation management’s knowledge, there is no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

4.1.15.
During the five-year period ending at the Effective Time, neither Target nor any person “related” (as defined in section 1.368-1(e)(4) of the Regulations (“Related”) without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (b) made distributions with respect to Target Shares except for: (1) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice; and (2) other dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

4.1.16.
All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.17.	Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

Attachment II

4.1.18.	Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.19.
Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

4.1.20.
On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, Target’s Pro/SAI will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.21.
The information to be furnished by Corporation for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.1.22.	The Acquiring Fund Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

4.2.	Corporation, on Acquiring Fund’s behalf, represents and warrants to Corporation, on Target’s behalf, as follows:

4.2.1.
Corporation: (a) is a corporation that is duly created, validly existing,  and in good standing under the laws of the State of Maryland, and its Articles of Incorporation, dated July 12, 1999, as amended by Articles of Amendment dated December 22, 2009 (collectively, “Articles”), are on file with the State Department of Assessments and Taxation of Maryland, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

4.2.2.	Acquiring Fund is a duly established and designated series of Corporation;

4.2.3.
The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Acquiring Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4.	No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.
Corporation, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Maryland law, the Articles or Corporation’s Bylaws, or any Undertaking to which Corporation, on Acquiring Fund’s behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Acquiring Fund’s behalf, is a party or by which it is bound;

Attachment II

4.2.6.
No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Corporation, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

4.2.7.
Acquiring Fund’s Statements at and for the fiscal year (in the case of the Statements of Changes in Net Assets, for the two fiscal years) ended August 31, 2015, have been audited by BBD, LLP, those Statements and Acquiring Fund’s unaudited Statements for the six months ended February 29, 2016 are in accordance with GAAP; present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and to Corporation’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at their respective dates that are not disclosed therein;

4.2.8.
Since February 29, 2016 there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;

4.2.9.
All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund: (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting; (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld; and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.
Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to do so, and to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.
Following the Reorganization, Acquiring Fund will: (a) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations), and (b) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC; and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status; and Corporation believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings generally are compatible with Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund;

Attachment II
4.2.12.
Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business; and at the time of the Reorganization, (a) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s Investment Criteria, (b) Acquiring Fund will not have modified any of its Investment Criteria as part of the plan of reorganization, and Acquiring Fund will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

4.2.13.
Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares; Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund, or any person Related to it, have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization – either directly or through any transaction, agreement, or arrangement with any other person – except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;

4.2.14.
Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Fund Shares;

4.2.15.
All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non- assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

4.2.16.
The Acquiring Fund Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by Corporation;

4.2.17.	Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.18.
Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 4.1.19, immediately after the Reorganization: (a) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

4.2.19.
On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time: (a) Acquiring Fund’s Pro/SAI will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and (b) Acquiring Fund’s Pro/SAI and the Prospectus (as defined in paragraph 4.3.1) will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from the Prospectus made in reliance on and in conformity with information furnished by Corporation for use therein;

Attachment II

4.2.20.
The information to be furnished by Corporation for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.21.
There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another corporation or a statutory or business trust or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization; and

4.2.22.
If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

4.3.	The Corporation, on each Fund’s behalf, represents and warrants as follows:

4.3.1.
No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act or state securities laws for its execution, delivery, and performance of this Agreement, except for (a) the filing with the Commission of a registration statement by Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus (“Prospectus”), and a post-effective amendment to Corporation’s registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.3.2.
The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

4.3.3.
Its management: (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (1) any portion of their Target Shares before the Reorganization to any person Related to either Fund, or (2) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

4.3.4.	Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

4.3.5.
The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

Attachment II

4.3.6.	At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;

4.3.7.
Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of this representation and warranty, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions pursuant to section 22(e) of the 1940 Act and (b) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund- level tax) will be included as assets it held immediately before the Reorganization;

4.3.8.
None of the compensation received by or to be paid to any Shareholder who or that is a director of the Corporation or an employee of or service provider to Target will be separate consideration for, or allocable to, any of that Shareholder’s Target Shares; none of the Acquiring Fund Shares any such Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.9.
No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

4.3.10.
There will be no dissenters to the Reorganization under the applicable provisions of Maryland law, and Acquiring Fund will not pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization;

4.3.11.	The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);

4.3.12.	The principal purpose of Acquiring Fund’s assumption of the Liabilities is not avoidance of federal income tax on the transaction; and

4.3.13.
The Articles permit Corporation to vary its shareholders’ investment. Corporation does not have a fixed pool of assets – each series of Corporation (including Target and Acquiring Fund) is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it.

4.4.
Adviser represents and warrants to the Corporation, on each Fund’s behalf, Adviser has not made, and between the date hereof and the Effective Time will not make, investment decisions with respect to – and has not caused, and will not during that period cause, Target to modify – more than an insubstantial percentage of Target’s portfolio holdings for the purposes of: (1) satisfying Acquiring Fund’s Investment Criteria, (2) aligning Target’s portfolio holdings to be more consistent with those Criteria, and/or (3) otherwise facilitating the Reorganization rather than continuing Target’s Investment Criteria that existed before that date.

5.	COVENANTS

5.1.
Corporation covenants to operate Target’s business, and Corporation covenants to operate Acquiring Fund’s business, in the ordinary course between the date hereof and the Closing, it being understood that: (a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Fund’s normal business activities; and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing.

Attachment II

5.2.	Corporation covenants to file the Registration Statement with the Commission and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.

5.3.
Corporation covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.4.
Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Fund’s operations after the Effective Time.

5.5.	Corporation covenants to distribute all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

5.6.
Subject to this Agreement, Corporation, on each Fund’s behalf covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.7.
It is the Corporation’s intention that the Reorganization will qualify as a reorganization with the meaning of section 368(a)(1)(C). Corporation shall not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to qualify as such a reorganization.

5.8
Corporation on behalf of Target shall file, by the Closing, all of the Target's Returns required by law to be filed on or before such date and all federal and other taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

5.9	Corporation on behalf of the Target shall provide at the Closing:

(1) A statement of the respective tax basis and holding period of all investments to be transferred by the Target to the Acquiring Fund.

(2)
A copy (which may be in electronic form) of the Target's shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of common stock held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Corporation, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target shares or Target shareholders in connection with Target's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury ("Treasury Regulations") following the Closing for all of the shareholders of record of the Target's shares as of the Valuation Time as described in Section 2, who are to become holders of the Acquiring Fund as a result of the Reorganization.

(3)
A copy of any other tax books and records of the Target necessary for purposes of preparing any Returns,  schedules,  forms, statements or related  documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A- l )) required by law to be filed by the Target after the Closing.

(4)	If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target.

Attachment II

5.10 Corporation on behalf of the Target shall provide as promptly as practicable, but in any case within sixty days after the date of Closing, the Target shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

6.	CONDITIONS PRECEDENT

The Corporation’s obligations hereunder on behalf of a Fund shall be subject to (a) performance by the Corporation of all its obligations to be performed hereunder on behalf of the other Fund at or before the Closing, (b) all representations and warranties of Corporation contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at the Effective Time, and (c) the following further conditions that, at or before that time:

6.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board on behalf of each Fund and by Target’s shareholders at the Shareholders Meeting (including any adjournment(s) thereof);

6.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Corporation to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, to the Corporation’s best knowledge no investigation or proceeding for that purpose has been instituted or pending, threatened, or contemplated under the 1933 Act or the 1940 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided the Corporation may for itself waive any of those conditions;

6.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4 The Corporation, on behalf of each Fund, shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 3.6(a). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) – for federal income tax purposes:

6.4.1.
Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(C)), and each Fund will be “a party to a reorganization” within the meaning of section 368(b);

Attachment II

6.4.2.
Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities pursuant to sections 361(a) and 357(a), respectively, or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares pursuant to section 361(c)(1);

6.4.3.	Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities pursuant to section 1032(a);

6.4.4.
Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization pursuant to section 362(b), and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period) pursuant to section 1223(2);

6.4.5.	A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization pursuant to section 354(a);

6.4.6.
A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares pursuant to section 358(a)(1), and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time pursuant to section 1223(1); and

6.4.7.
Acquiring Fund will succeed to and take into account as of the Effective Time the items of Target described in section 381(c), subject to the conditions and limitations specified in sections 381, 382, 383, and 384 and the Regulations.

6.4.8.
Notwithstanding subparagraphs 6.4.2 and 6.4.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark- to-market system of accounting;

6.5
Corporation, on Acquiring Fund’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that Corporation, on Acquiring Fund’s behalf, assumes all of the Liabilities; and

6.6 Corporation, on behalf of the Target, shall have declared and paid or cause to have been paid prior to the Closing, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target's investment company taxable income for the taxable year ended prior to the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target's net capital gain recognized in its taxable year ended prior to the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Target's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Valuation Time on the Closing.

6.7 At any time before the Closing, the Corporation, on behalf of either Fund, may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

Attachment II

7.	BROKERAGE FEES AND EXPENSES

7.1.1 The Corporation, on behalf of each Fund, represents and warrants to the other Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.1.2 Subject to complying with the representation and warranty contained in paragraph 4.3.10, Adviser shall bear, or, at the option of Corporation, reimburse Corporation for, all the expenses of the Reorganization (other than brokerage or similar expenses incurred by or for the benefit of Target in connection with the Reorganization), including, if any, (a) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Registration Statement, and printing and distributing the proxy statement included therein and the Prospectus, (b) reasonable legal and accounting fees, (c) transfer agent and custodian conversion costs, and (d) transfer taxes for foreign securities but excluding brokerage and similar expenses in connection with the Reorganization. Notwithstanding anything herein to the contrary, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

8. ENTIRE AGREEMENT; NO SURVIVAL

The Corporation has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement among the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing (except to the extent provided in paragraph 6.4).

9. TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1
By the Corporation, on behalf of either Fund: (a) in the event of the other Fund’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before August 26, 2016 or another date to which the Corporation, on behalf of each Fund, agrees; or

9.2 By the Corporation, by mutual agreement of each Fund.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Fund (nor its directors, officers, or shareholders) shall have any liability to the other Fund.

10.	AMENDMENTS

The Corporation may amend, modify, or supplement this Agreement at any time in any manner the Funds mutually agree on in writing, notwithstanding Target’s shareholders’ approval thereof, provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Attachment II

12. MISCELLANEOUS

12.1 This Agreement shall be governed by and construed in accordance with the internal laws of Maryland, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Acquiring Fund’s behalf, or Corporation, on Target’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually. The Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the Funds but are only binding on and enforceable against its property attributable to and held for the benefit of the Funds (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  The Corporation, in asserting any rights or claims under this Agreement on its or each Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Corporation or to those directors, officers, or shareholders.

12.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Corporation on behalf of each Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signatures on following page]

Attachment II

AGREEMENT AND PLAN OF REORGANIZATION

SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

JACOB FUNDS INC.,
on behalf of its series
JACOB SMALL CAP GROWTH FUND

By:
Name:
Title:

JACOB FUNDS INC.,
on behalf of its series
JACOB WISDOM FUND

By:
Name:
Title:

JACOB ASSET MANAGEMENT OF NEW YORK LLC, solely for the purposes of Sections 4.4 and 7.2 of this Agreement.

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

JACOB FUNDS INC.
On behalf of
JACOB WISDOM FUND AND
JACOB SMALL CAP GROWTH FUND

653 Manhattan Beach Blvd. #J,
Manhattan Beach, CA 90266

July 20, 2016

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated July 20, 2016, relating specifically to the August 26, 2016 Special Meeting of Shareholders of Jacob Wisdom Fund (the “Prospectus/Proxy Statement”) and the proposal to approve an Agreement and Plan of Reorganization and Termination that provides for the proposed acquisition of all of the assets and assumption of all of the liabilities of the Jacob Wisdom Fund by, and in exchange for Institutional Class Shares of, the Jacob Small Cap Growth Fund. Copies of the Prospectus/Proxy Statement or the Jacob Funds’ current Prospectus, SAI or annual or semi-annual reports are available without charge on the Jacob Funds website at www.jacobmutualfunds.com or by calling 1-888-jacob-fx.

TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	2
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	2
PRO FORMA FINANCIAL INFORMATION	3

1

GENERAL INFORMATION

Target Fund (Share Class)	Corresponding Acquiring Fund (Share Class)
Jacob Wisdom Fund (Investor Class Shares)	Jacob Small Cap Growth Fund (Institutional Class Shares)

This Statement of Additional Information relates to: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund (as set forth above) in exchange for Institutional Class shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”). Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this SAI.  The Target Fund and Acquiring Fund are each a separate series of Jacob Funds Inc., a Maryland corporation.  Hereinafter the Target Fund and Acquiring Fund may be referred to together as the “Funds”.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI

This SAI incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

•	SAI dated February 26, 2016 for the Target Fund and the Acquiring Fund (the “Funds SAI”);

•
The Funds’ audited financial statements and related report of the independent public accounting firm included in the Funds’ Annual Report to Shareholders for the fiscal year ended August 31, 2015 (the “Funds’ Annual Report”). No other parts of the Funds Annual Report are incorporated herein by reference.

•
The Funds financial statements included in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended February 29, 2016 (the “Funds’ Semi-Annual Report”). No other parts of the Funds’ Semi-Annual Report are incorporated herein by reference.

2

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization and Termination, the Target Fund is proposed to be reorganized into the Acquiring Fund. Pro forma financial information for Reorganization has been provided below.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the six month period ended February 29, 2016. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization and Termination (the “Plan”) as if the proposed reorganization had been consummated on March 1, 2016.

Target Fund	Acquiring Fund	6 Month Period Ended
Jacob Wisdom Fund	Jacob Small Cap Growth Fund	February 29, 2016

Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by either Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of registered open-end management investment companies that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the Target Fund’s assets and the assumption of all of the Target Fund’s liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date noted above.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Investor Class	546,715	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with the investment objective, strategies and restrictions of the Acquiring Fund at the period ended date noted above.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

3

Fund	Net Assets	As-of Date
Jacob Wisdom Fund (Target Fund)	$ 7,268,166	February 29, 2016
Jacob Small Cap Growth Fund (Acquiring Fund)	$ 6,310,832	February 29, 2016
Jacob Small Cap Growth Fund (Pro Forma Combined)	$13,578,998	February 29, 2016

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Jacob Wisdom Fund (Target Fund) 2/29/2016	Jacob Small Cap Growth Fund (Acquiring Fund) 2/29/2016	Pro Forma Adjustments	Jacob Small Cap Growth Fund (Pro Forma Combined)
Investment Advisory Fees (1)	19,652	62,988	0	82,640
Distribution Expenses - Class V (2)	11,337	11,166	-11,337	11,166
Adminstration Fees (3)	20,330	20,901	-20,330	20,901
Fund Accounting Fees (4)	13,869	16,940	-13,869	16,940
Transfer Agent Fees	17,567	34,534	0	52,101
Custody Fees (5)	2,871	4,614	-2,871	4,614
Registration Fees	9,674	15,374	0	25,048
Insurance Expense	1,441	2,357	0	3,798
Audit Fees (6)	7,653	7,703	-7,653	7,703
Legal Fees	7,798	12,025	0	19,823
Reports to Shareholders	2,802	4,268	0	7,070
Directors Fees	4,778	8,866	0	13,644
Miscellaneous Fees	70	45	0	115
Fee Waivers/Reimbursements	(19,652)	(47,997)	11,337	(56,312)

Net Expenses	100,190	153,784	-44,723	209,251
 (1) Jacob has contractually agreed, through at least January 2, 2017 following the Reorganization, to waive up to 100% of its advisory fees to the extent that the Jacob Small Cap Growth Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  Pursuant to this fee waiver agreement for the Jacob Small Cap Growth Fund, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Small Cap Growth Fund’s expenses to exceed any applicable expense limitation that was in place for the Jacob Small Cap Growth Fund when the fees were waived.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Small Cap Growth Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares.

(2) Distribution Expenses were adjusted due to the Institutional Class of the Acquiring Fund not having a 12b-1 Plan.

(3) Administration fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the administration services agreements for the Target Fund and the Acquiring Fund.

(4) Fund Accounting fees were adjusted to eliminate the duplicative costs of bookkeeping for two funds pursuant to the Fund Accounting services agreements for the Target Fund and the Acquiring Fund.

(5) Custody fees were adjusted to eliminate the duplicative costs associated with providing services for two funds pursuant to the Custody agreements for the Target Fund and the Acquiring Fund.

(6) Audit fees were adjusted to eliminate the effects of duplicative fixed costs associated with providing audit services to two funds.

4

Note 4 — Investment Valuation
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors/Trustees that are designed to determine a security’s fair value.

The Funds adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

5

Note 5 — Reorganization Costs
Jacob will bear 100% of the Reorganization costs for the Target Fund (other than brokerage or similar expenses incurred by or for the benefit of the Target Fund in connection with the Reorganization). The pro forma financial information has not been adjusted for any costs related to the Reorganization.

6

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

“NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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ITEM 16. EXHIBITS:

(1)	(a)	(i)
Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999.

(ii)
Articles of Amendment filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(iii)
Articles Supplementary filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(iv)
Articles Supplementary filed with the Maryland Secretary of State on November 9, 2012 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(2)			By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999.
(3)			Not applicable.
(4)			Form of Agreement and Plan of Reorganization and Termination is attached as Attachment II to the Prospectus/Proxy Statement contained in this Registration Statement.
(5)
Instruments Defining Rights of Security Holders.
See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.
See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(6)	(a)
Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated February 1, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(b)
Amendment dated October 14, 2011 to the Investment Advisory Agreement dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(c)
Amendment dated November 12, 2012 to the Investment Advisory Agreement dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

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(d)
Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(e)
Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of the Jacob Wisdom Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A as filed with the SEC via EDGAR on March 29, 2013.

(f)
Amendment dated December 11, 2014 to the Investment Advisory Agreement dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 on Form N-1A as filed with the SEC via EDGAR on December 23, 2014.

(7)	(a)
Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(b)
Second Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(c)
Third Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(8)		Not applicable.
(9)	(a)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(b)
Amendment to the Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(10)	(a)
 Amended and Restated Distribution and Shareholder Servicing Plan  pursuant  to Rule  l 2b- l  under the  Investment Company  Act  of  1940, on behalf  of the Jacob  Small Cap Growth  Fund, the Jacob  Wisdom  Fund,  and the Jacob Micro Cap Growth  Fund,  is incorporated  herein  by reference to Registrant 's Post-Effective  Amendment  No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

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(b)
Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund, is incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(11)			Opinion and Consent of Counsel as to the legality of the securities being registered is filed herewith.
(12)			Opinion and Consent of Tax Counsel regarding tax matters – filed herewith.
(13)	(a)	(i)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(ii)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(iii)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(iv)
Fourth Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

	(b)	(i)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(ii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(iii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated April 12, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

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(iv)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated July 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(v)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated October 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(vi)
Addendum to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated October 17, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008.

(vii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(viii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

	(c)	(i)
Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 27, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(ii)
Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(iii)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(14)			Consent of Independent Registered Public Accounting Firm is filed herewith.
(15)			Not applicable.
(16)			Powers of Attorney are filed herewith.
(17)			Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS:

(1)
The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Manhattan Beach, State of California on the __ day of July, 2016.

Jacob Funds Inc.

By: /s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the ___ day of July, 2016.

Signature	Title

Ryan I. Jacob	President, Chief Executive Officer, Director and Chairman of the Board
Ryan I. Jacob

Francis J. Alexander	Vice President, Secretary and Treasurer
Francis J. Alexander

William B. Fell	Director
William B. Fell

Christopher V. Hajinian	Director
Christopher V. Hajinian

Jeffrey L. Schwarzchild	Director
Jeffrey L. Schwarzchild

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PART C
EXHIBIT INDEX

Exhibit Number	Description
(11)	Opinion and Consent of Counsel as to the legality of the securities being registered
(12)	Opinion and Consent of Tax Counsel regarding tax matters
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Power of Attorney
(17)	Form of Proxy Card

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